Investment Strategy	Feb. 03, 2025
Virtus Newfleet Floating Rate MACS
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following disclosure hereby will be added after the first sentence of the second paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and the summary section of the Fund’s Statutory Prospectus:

For purposes of this policy, indirect exposure to Senior Loans through investment in exchange-traded funds (“ETFs”) that invest in such Senior Loans will be considered to be investments by the fund in Senior Loans. ETFs in which the fund invests may include affiliated ETFs that are also managed by the fund’s subadviser and/or its affiliates.